Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Salaries and compensation	$ 3,942,187	$ 3,391,346	$ 3,223,218
Royalties	773,021	2,242,613	1,163,498
Professional fees	648,528	820,047	552,975
Investor relations	210,464	236,441	592,155
Office	178,592	230,472	119,999
Advertising	167,671	123,293	519,321
Filing and transfer fees	92,502	111,987	96,701
Travel	147,161	114,335	87,285
Penalties	53	19,763	30,208
Bank charges and other	22,714	4,675	12,140
General and Administrative	$ 6,182,893	$ 7,294,972	$ 6,397,500